Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Details) - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 7,645	$ 3,579
Securities loaned	90	290
Gross amount of recognized liabilities	7,735	3,869
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	7,623	3,534
Securities loaned	90	290
Gross amount of recognized liabilities	7,713	3,824
Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	22	45
Securities loaned	0	0
Gross amount of recognized liabilities	22	45
30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Gross amount of recognized liabilities	0	0
Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Gross amount of recognized liabilities	0	0
U.S. Treasury and agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,918	2,375
U.S. Treasury and agencies | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,918	2,375
U.S. Treasury and agencies | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. Treasury and agencies | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. Treasury and agencies | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	319	338
Residential mortgage-backed securities | Overnight and Continuous | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	319	338
Residential mortgage-backed securities | Less Than 30 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | 30-89 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | Greater Than 90 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,116	821
Securities loaned	90	290
Corporate debt securities | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,116	821
Securities loaned	90	290
Corporate debt securities | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Corporate debt securities | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Corporate debt securities | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	292	45
Asset-backed securities | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	270	0
Asset-backed securities | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	22	45
Asset-backed securities | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Asset-backed securities | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 0	$ 0